Goodwill - Schedule of Goodwill Balances of Group’s Companies (Details) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Schedule of Goodwill Balances of Group’s Companies [Line Items]
Total of Goodwill	$ 1,599,718	$ 1,599,718	[1]	$ 1,599,718	$ 371,075
Betterware [Member]
Schedule of Goodwill Balances of Group’s Companies [Line Items]
Total of Goodwill	348,441	348,441		348,441
Jafra Mexico [Member]
Schedule of Goodwill Balances of Group’s Companies [Line Items]
Total of Goodwill	1,250,132	1,250,132		1,250,132
Finayo [Member]
Schedule of Goodwill Balances of Group’s Companies [Line Items]
Total of Goodwill	$ 1,145	$ 1,145		$ 1,145

[1]	Details of the restatement are shown in note 2b.